Leases (Schedule of leases) (Details)	Oct. 31, 2020 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted principal amount of contractual lease obligations	$ 80,100
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted principal amount of contractual lease obligations	48,060
Two to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted principal amount of contractual lease obligations	$ 32,040